Financial investments (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Financial investments
Investments	¥ 103,390,075		¥ 120,965,647	$ 14,562,187
Decrease of fair value	6,497,518	$ 915,156	(9,525,822)
Dragonfly Ventures Feeder, L.P.
Financial investments
Investments	78,586,955		94,890,623	11,068,741	¥ 63,726,000
IOSG Fund II LP
Financial investments
Investments	¥ 24,803,120		¥ 26,075,024	$ 3,493,446	¥ 19,117,800